Nature of Operations and Going Concern	12 Months Ended
Mar. 31, 2025
Nature of Operations and Going Concern [Abstract]
Nature of operations and going concern

1. Nature of operations and going concern

Psyence Biomedical Ltd. (the “Company” or “PBM”), is a life science biotechnology company traded on the Nasdaq exchange (NASDAQ: PBM) that is focused on the development of botanical (nature derived, or non-synthetic) psilocybin-based psychedelic medicines. The Company is working towards developing psychedelic therapeutics to treat mental health disorders. The Company is currently conducting research through clinical trials to evaluate the safety and effectiveness of natural psilocybin in treating adjustment disorder in patients with a cancer diagnosis in a palliative care context (the “Clinical Trials”).

The Company’s registered office is at 121 Richmond Street West, PH Suite 1300, Toronto, Ontario M5H 2K1.

On November 26, 2024, the Company consolidated its common shares and warrants on the basis of 75:1.

On May 5, 2025, the Company consolidated its common shares and warrants on the basis of 7.97:1. All prior share capital information has been presented based on these ratios.

Business Combination Agreement and NASDAQ listing

On January 9, 2023 Psyence Group Inc. (“PGI” or “Psyence Group”) entered into a definitive business combination agreement, as amended (the “Business Combination Agreement” or “BCA”) with Newcourt Acquisition Corp. (NASDAQ: NCAC), a special purpose acquisition company (“SPAC”). The agreement aimed to create a public company leveraging natural psilocybin for palliative care treatment. PGI is a listed Canadian company that contributed its clinical trial activities to the Company as described below.

The transaction concluded on January 25, 2024, with PBM’s listing on NASDAQ. This transaction involved PBM acquiring the SPAC through a merger, thereby making the SPAC a wholly-owned subsidiary of PBM.

Transaction Overview:

On January 25, 2024 (the “Closing Date”), the Company, a corporation organized under the laws of Ontario, Canada, completed the previously announced business combination (the “RTO Transaction”) as per the BCA (Note 5). The parties involved in the BCA included:

-	Psyence Group Inc.

-	Newcourt Acquisition Corp., a Cayman Islands exempted company (“NCAC”).

-	Newcourt SPAC Sponsor LLC, a Delaware limited liability company (“NCAC Sponsor”).

-	Psyence (Cayman) Merger Sub, a Cayman Islands exempted company and a wholly owned subsidiary of Psyence Group.

-	Psyence Biomed Corp., a corporation organized under the laws of British Columbia, Canada (“Original Target”).

-	Psyence Biomed II Corp., a corporation organized under the laws of Ontario, Canada (“Psyence Biomed II”).

-	Psyence Australia (Pty) Ltd (“Psyence Australia”)

Key Transactions (collectively, the “Business Combination”):

Formation of Subsidiaries: Prior to the Closing Date, PGI formed three wholly owned subsidiaries: Psyence Biomed II, Psyence Australia and PBM.

Amalgamation: Prior to the Closing Date, PGI amalgamated with the Original Target. Consequently, PGI transferred shares of Psyence Australia and related business assets previously owned by the Original Target to Psyence Biomed II.

Share Exchange: PGI contributed Psyence Biomed II to PBM in a share-for-share exchange (the “Company Exchange”).

Merger: Following the Company Exchange, Psyence (Cayman) Merger Sub merged with Newcourt Acquisition Corp., with Newcourt Acquisition Corp. being the surviving entity. Each outstanding ordinary share of Newcourt Acquisition Corp. was converted into the right to receive one common share of PBM.

Warrant Conversion: Each outstanding warrant to purchase Newcourt Acquisition Corp. Class A ordinary shares was converted into warrants to acquire one common share of PBM on substantially the same terms as the original warrants.

These Consolidated Financial Statements provide historical financial information of PBM, reflecting PBM as if it had been historically operating the Clinical Trials conducted by PGI prior to the Closing Date. The Financial Statements are carve-out statements up to January 25, 2024, the date of listing of PBM.